COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES (Details) (USD $)	12 Months Ended				0 Months Ended						0 Months Ended	12 Months Ended	17 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Ordinary Shares	Jun. 21, 2012 Smart Frontier Ordinary Shares iTV	Apr. 15, 2012 Smart Frontier Ordinary Shares iTV	Nov. 08, 2010 Smart Frontier Ordinary Shares iTV	Jan. 17, 2014 Subsequent Events Share Purchase Agreement Reporting entity	Jan. 17, 2014 Subsequent Events Share Purchase Agreement Shah Capital	Jan. 17, 2014 Subsequent Events Share Purchase Agreement Softbank	Aug. 12, 2011 Repurchase program, August 2011	Dec. 31, 2012 Repurchase program, August 2011	Dec. 31, 2012 Repurchase program, August 2011	Nov. 30, 2012 Tender offer repurchase program	Jan. 10, 2013 Tender offer repurchase program
Repurchase program disclosures
Maximum ordinary shares outstanding under the repurchase program											$ 20,000,000
Period over which shares can be repurchased											12 months
Shares repurchased under program												12,524,614	12,524,614
Value of shares repurchased	$ 30,680,000	$ 8,842,000	$ 6,301,000			$ 5,300,000		$ 9,900,000					$ 15,100,000		$ 30,000,000
Number of shares issued						4,473,272	4,473,272
Repurchase of ordinary shares from iTV shareholder (in shares)				1,491,091		1,491,091
Ordinary shares authorized to be repurchased under a tender offer														25,000,000
Ordinary shares after reverse share split authorized to be repurchased under a tender offer														8,333,333
Share price (in dollars per share)														$ 1.2
Share price after reverse share split (in dollars per share)														$ 3.60
Ordinary shares repurchased					4,473,272										25,000,000
Ordinary shares after reverse share split												4,174,875			8,333,333
Number of shares in reporting entity sold by investee										4,883,875
Per share price of investment	$ 2.77							$ 2.54	$ 2.54	$ 0.00375
Number of shares of common stock repurchased								3,883,875	1,000,000